Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (37.6%)
Canada (2.7%)
Royal Bank of Canada	47,946	7,393
Bank of Nova Scotia	100,846	6,991
Enbridge Inc.	79,730	3,889
		18,273
France (2.5%)
TotalEnergies SE	119,073	7,833
Engie SA	259,192	6,595
Pernod Ricard SA	31,799	2,867
		17,295
Germany (0.7%)
Talanx AG	35,738	4,644
Hong Kong (1.1%)
AIA Group Ltd.	745,200	7,762
India (0.7%)
HDFC Bank Ltd. ADR	125,264	4,612
Italy (1.4%)
FinecoBank Banca Fineco SpA	379,313	9,330
Japan (2.5%)
Isuzu Motors Ltd.	399,706	6,125
Mitsubishi UFJ Financial Group Inc.	253,613	3,977
KDDI Corp.	216,663	3,727
Tokio Marine Holdings Inc.	91,003	3,226
		17,055
Netherlands (0.5%)
Koninklijke KPN NV	701,585	3,214
Norway (1.5%)
Equinor ASA	220,907	5,080
DNB Bank ASA	189,438	5,066
		10,146
South Africa (0.6%)
Anglo American plc	102,717	3,882
Spain (0.7%)
Industria de Diseno Textil SA	92,600	5,195
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	121,000	5,579
United Kingdom (5.6%)
AstraZeneca plc	49,458	9,170
Reckitt Benckiser Group plc	90,634	7,024
HSBC Holdings plc	450,061	6,378
BAE Systems plc	267,515	5,826
National Grid plc	312,432	4,747
Unilever plc	55,177	3,320
RS Group plc	254,283	1,973
		38,438
United States (16.3%)
Lamar Advertising Co. Class A	63,424	8,397
Merck & Co. Inc.	75,272	7,891
Coterra Energy Inc.	253,167	6,795
Sempra	67,241	6,369
PACCAR Inc.	56,101	5,914
Philip Morris International Inc.	37,467	5,900
Roche Holding AG	15,160	5,808

				Shares	Market Value ($000)
	Ares Management Corp. Class A			36,626	5,745
	Johnson & Johnson			27,258	5,640
	M&T Bank Corp.			27,104	5,156
	Darden Restaurants Inc.			28,637	5,143
	TransUnion			57,483	4,889
	UnitedHealth Group Inc.			14,375	4,740
	Elevance Health Inc.			13,604	4,602
	Cisco Systems Inc.			55,183	4,246
	Dominion Energy Inc.			67,600	4,243
	Atmos Energy Corp.			23,683	4,177
	Texas Instruments Inc.			23,813	4,007
	Deere & Co.			8,418	3,910
	Home Depot Inc.			8,248	2,944
	Edison International			43,222	2,545
	Kimberly-Clark Corp.			19,400	2,117
					111,178
Total Common Stocks (Cost $188,997)					256,603
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.5%)
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	1,783	1,793
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	3,740	3,773
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	1,502	1,524
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	1,775	1,806
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	1,758	1,790
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	1,524	1,551
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	1,475	1,526
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	371	353
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	37	36
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	51	50
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	336	320
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	1,108	925
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	955	830
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2049–12/15/2055	679	613
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	1,106	1,027
[1]	Ginnie Mae II Pool	4.000%	8/20/2052	678	650
[1]	Ginnie Mae II Pool	5.000%	9/20/2052	495	498
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	1,014	918
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	43	41
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	3,699	3,091
[1,2]	UMBS Pool	2.500%	1/1/2052	1,499	1,289
[1,2]	UMBS Pool	3.000%	10/1/2051–4/1/2053	1,637	1,466
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	951	888
[1,2]	UMBS Pool	4.000%	3/1/2046–8/1/2051	676	660
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	1,373	1,372
[1,2]	UMBS Pool	5.000%	9/1/2052–10/1/2052	224	225
[1,2]	UMBS Pool	5.500%	1/1/2053–9/1/2053	3,966	4,037
[1,2]	UMBS Pool	6.000%	2/1/2053	2,308	2,382
	United States Treasury Note/Bond	1.750%	8/15/2041	670	461
	United States Treasury Note/Bond	2.000%	11/15/2041	578	411
	United States Treasury Note/Bond	2.375%	5/15/2051	894	581
	United States Treasury Note/Bond	2.500%	2/15/2045	2,080	1,507
[3]	United States Treasury Note/Bond	3.375%	11/30/2027–8/15/2042	4,745	4,703
[3]	United States Treasury Note/Bond	3.500%	11/30/2030	872	868
	United States Treasury Note/Bond	3.625%	8/31/2027	7,821	7,834
	United States Treasury Note/Bond	3.750%	4/30/2027–6/30/2027	3,383	3,394
	United States Treasury Note/Bond	3.875%	5/31/2027	229	230
	United States Treasury Note/Bond	4.000%	11/15/2035–11/15/2042	1,157	1,143
	United States Treasury Note/Bond	4.125%	8/15/2044	239	224
	United States Treasury Note/Bond	4.250%	8/15/2035–2/15/2054	1,996	1,980
	United States Treasury Note/Bond	4.375%	8/15/2043	241	235
[4]	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	1,529	1,501
[3]	United States Treasury Note/Bond	4.625%	5/15/2044–11/15/2055	3,100	3,084
	United States Treasury Note/Bond	4.750%	11/15/2043–8/15/2055	4,437	4,500
	United States Treasury Note/Bond	4.875%	8/15/2045	2,873	2,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	5.000%	5/15/2045	374	392
Total U.S. Government and Agency Obligations (Cost $71,158)					71,444
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	76	76
United States (1.5%)
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	74	72
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	210	171
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	242	238
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.622%	10/25/2041	75	76
[1,5]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	220	225
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	502	509
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	820	744
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	106	103
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	681	666
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	564	569
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	583	599
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	1,100	1,075
[1,5]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	1,704	1,745
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	14	14
[1,5]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	815	816
[1]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	1,045	1,047
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	477	480
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	318	322
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	350	353
					9,824
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,848)					9,900
Corporate Bonds (35.7%)
Australia (0.5%)
[5]	Glencore Funding LLC	6.375%	10/6/2030	1,754	1,897
[5]	Glencore Funding LLC	6.500%	10/6/2033	199	221
[5]	Glencore Funding LLC	5.634%	4/4/2034	190	199
[5]	Glencore Funding LLC	5.893%	4/4/2054	789	794
[5]	Glencore Funding LLC	6.141%	4/1/2055	150	157
					3,268
Belgium (0.7%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	823	775
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	355	386
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	1,550	1,778
[1,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	670	754
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	474	460
[7]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	800	909
					5,062
Canada (0.7%)
[8]	Emera Inc.	4.838%	5/2/2030	1,560	1,168
	Emera US Finance LP	2.639%	6/15/2031	1,199	1,078
	Enbridge Inc.	3.125%	11/15/2029	1,092	1,047
	Enbridge Inc.	4.900%	6/20/2030	260	266
[8]	Enbridge Inc.	6.100%	11/9/2032	888	713
	Enbridge Inc.	5.550%	6/20/2035	120	125
[8]	Rogers Communications Inc.	3.250%	5/1/2029	551	393
					4,790
Denmark (0.5%)
[1,9]	Danske Bank A/S	2.250%	1/14/2028	560	724
[5]	Danske Bank A/S	5.705%	3/1/2030	280	292
[1,7]	Jyske Bank A/S	4.125%	9/6/2030	1,435	1,724
[1,7]	Jyske Bank A/S	3.625%	4/29/2031	885	1,044
					3,784
France (3.6%)
[5]	BNP Paribas SA	5.335%	6/12/2029	3,180	3,267
[1,7]	BNP Paribas SA	3.979%	5/6/2036	1,000	1,176
[5]	BPCE SA	6.612%	10/19/2027	369	376
[5]	BPCE SA	5.281%	5/30/2029	280	289
[5]	BPCE SA	5.876%	1/14/2031	840	880
[5]	BPCE SA	5.389%	5/28/2031	375	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BPCE SA	3.116%	10/19/2032	250	225
[1,7]	BPCE SA	4.000%	1/20/2034	900	1,064
[5]	BPCE SA	6.508%	1/18/2035	895	957
[7]	BPCE SFH SA	2.750%	2/12/2030	1,300	1,515
[1,7]	Carmila SA	3.875%	1/25/2032	500	583
[1,7]	CCF SFH SACA	3.000%	4/23/2030	1,900	2,231
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	600	693
[5]	Credit Agricole SA	4.818%	9/25/2033	1,150	1,154
[5]	Credit Agricole SA	5.862%	1/9/2036	641	681
[1,7]	Orange SA	3.500%	5/19/2035	1,700	1,963
[1,7]	Orange SA	3.750%	9/4/2037	1,100	1,268
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	800	934
[7]	Societe Generale SA	4.875%	11/21/2031	3,600	4,453
[5]	WEA Finance LLC	2.875%	1/15/2027	95	93
[5]	WEA Finance LLC	3.500%	6/15/2029	205	199
					24,387
Germany (1.3%)
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	153
[1,7]	Eurogrid GmbH	3.722%	4/27/2030	1,600	1,908
[7]	Sirius Real Estate Ltd.	1.750%	11/24/2028	1,600	1,785
[7]	Volkswagen Financial Services AG	3.250%	5/19/2027	1,600	1,871
[1,9]	Volkswagen Financial Services NV	5.500%	12/7/2026	500	669
[1,7]	Volkswagen International Finance NV	4.250%	3/29/2029	900	1,083
[1,7]	Vonovia SE	0.750%	9/1/2032	600	581
[1,7]	Vonovia SE	1.625%	10/7/2039	1,000	837
					8,887
Italy (1.6%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	980	1,170
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/2034	600	696
[5]	Enel Finance International NV	5.000%	9/30/2035	345	344
[5]	Enel Finance International NV	5.750%	9/30/2055	840	828
[7]	Intesa Sanpaolo SpA	3.625%	6/30/2028	2,250	2,692
[1,7]	Intesa Sanpaolo SpA	3.850%	9/16/2032	1,985	2,360
[1,7]	UniCredit SpA	4.300%	1/23/2031	2,175	2,644
					10,734
Japan (0.4%)
[5,7]	NTT Finance Corp.	3.678%	7/16/2033	1,565	1,842
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	805	1,029
					2,871
Luxembourg (0.3%)
[7]	JAB Holdings BV	4.375%	4/25/2034	1,000	1,193
[1,7]	P3 Group Sarl	4.000%	4/19/2032	515	606
					1,799
Norway (0.3%)
[5]	Aker BP ASA	3.100%	7/15/2031	658	604
[1,7]	Var Energi ASA	5.500%	5/4/2029	1,175	1,455
					2,059
Portugal (0.2%)
[1,7]	Caixa Economica Montepio Geral Caixa Economica Bancaria SA	3.500%	6/25/2029	900	1,055
Romania (0.2%)
[1,7]	NE Property BV	4.250%	1/21/2032	1,180	1,414
Saudi Arabia (0.4%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	1,685	1,556
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	525	548
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	895	933
					3,037
South Africa (0.4%)
[5]	Anglo American Capital plc	4.750%	4/10/2027	600	604
[5]	Anglo American Capital plc	4.500%	3/15/2028	322	324
[5]	Anglo American Capital plc	2.625%	9/10/2030	2,042	1,892
					2,820
Spain (0.5%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/2026	1,700	1,992
[1]	Banco Santander SA	5.365%	7/15/2028	600	612
[7]	Cajamar Caja Rural SCC	3.375%	7/25/2029	200	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ibercaja Banco SA	4.125%	8/18/2036	700	819
					3,661
Switzerland (0.1%)
[5]	UBS Group AG	6.301%	9/22/2034	929	1,018
United Kingdom (2.9%)
[1,9]	Affinity Water Finance plc	6.250%	9/12/2040	160	217
	BAT Capital Corp.	5.350%	8/15/2032	215	224
	BAT Capital Corp.	5.625%	8/15/2035	145	152
[1,7]	British Telecommunications plc	3.875%	1/20/2034	1,190	1,407
[1,7]	Hammerson plc	3.500%	4/15/2032	1,850	2,126
	HSBC Holdings plc	5.210%	8/11/2028	925	940
	HSBC Holdings plc	4.899%	3/3/2029	410	416
	HSBC Holdings plc	5.240%	5/13/2031	1,456	1,504
	HSBC Holdings plc	4.619%	11/6/2031	255	257
	HSBC Holdings plc	5.741%	9/10/2036	295	305
[1,9]	Lloyds Banking Group plc	5.250%	10/16/2031	1,025	1,386
	Lloyds Banking Group plc	4.425%	11/4/2031	345	346
	Lloyds Banking Group plc	5.679%	1/5/2035	697	738
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/2038	635	561
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/2040	310	262
[1,7]	National Grid plc	0.163%	1/20/2028	925	1,019
[1,7]	National Grid plc	3.875%	1/16/2029	650	776
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	480	571
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	566	760
	Smith & Nephew plc	5.400%	3/20/2034	456	476
[9]	South West Water Finance plc	5.750%	12/11/2032	600	823
[1,9]	South West Water Finance plc	6.375%	8/5/2041	640	867
[9]	SW Finance I plc	7.750%	10/31/2031	450	634
[1,9]	SW Finance I plc	6.875%	8/7/2032	850	1,167
[1,7]	United Utilities Water Finance plc	3.750%	5/23/2034	990	1,153
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/2034	305	418
					19,505
United States (21.1%)
[11]	Aflac Inc.	1.726%	10/18/2030	250,000	1,587
	Alabama Power Co.	4.300%	1/2/2046	425	365
[5]	Alcon Finance Corp.	3.000%	9/23/2029	4,139	3,963
[7]	Alphabet Inc.	2.500%	5/6/2029	1,030	1,195
	Alphabet Inc.	5.250%	5/15/2055	50	50
	Alphabet Inc.	5.300%	5/15/2065	25	25
	American Express Co.	4.731%	4/25/2029	470	478
	American Express Co.	4.918%	7/20/2033	800	820
	American Express Co.	5.043%	5/1/2034	434	448
	American Express Co.	5.284%	7/26/2035	840	871
	American International Group Inc.	4.850%	5/7/2030	245	251
	American International Group Inc.	3.400%	6/30/2030	1,149	1,108
[7]	American Medical Systems Europe BV	3.500%	3/8/2032	540	638
[5]	American Transmission Systems Inc.	2.650%	1/15/2032	605	546
	Arizona Public Service Co.	3.750%	5/15/2046	325	252
	Arizona Public Service Co.	5.900%	8/15/2055	390	402
	Arthur J Gallagher & Co.	2.400%	11/9/2031	762	680
	Arthur J Gallagher & Co.	6.500%	2/15/2034	1,055	1,169
	AT&T Inc.	4.550%	11/1/2032	435	435
	AT&T Inc.	4.300%	12/15/2042	972	837
	AT&T Inc.	4.650%	6/1/2044	265	233
	AT&T Inc.	5.550%	11/1/2045	755	742
	AT&T Inc.	4.750%	5/15/2046	995	883
[5]	Athene Global Funding	2.646%	10/4/2031	1,258	1,114
[5]	Aviation Capital Group LLC	5.375%	7/15/2029	2,596	2,665
	Bank of America Corp.	5.819%	9/15/2029	1,764	1,844
[1]	Bank of America Corp.	5.015%	7/22/2033	913	939
	Bank of America Corp.	5.288%	4/25/2034	825	859
	Bank of America Corp.	5.872%	9/15/2034	1,409	1,519
	Bank of America Corp.	5.511%	1/24/2036	461	486
	Bank of America Corp.	3.311%	4/22/2042	625	500
[7]	Becton Dickinson & Co.	3.828%	6/7/2032	1,645	1,958
[7]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	1,220	1,415
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	1,070	1,240
	Boeing Co.	5.705%	5/1/2040	753	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	6.858%	5/1/2054	1,128	1,286
[7]	Booking Holdings Inc.	4.500%	5/9/2046	495	577
	BP Capital Markets America Inc.	5.227%	11/17/2034	505	526
	BP Capital Markets America Inc.	3.001%	3/17/2052	235	154
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,530	1,569
	Brown & Brown Inc.	4.700%	6/23/2028	1,295	1,308
	CBRE Services Inc.	4.900%	1/15/2033	1,450	1,469
	Charter Communications Operating LLC	2.250%	1/15/2029	1,041	969
	Charter Communications Operating LLC	5.050%	3/30/2029	1,542	1,556
	Charter Communications Operating LLC	5.850%	12/1/2035	55	55
	Charter Communications Operating LLC	3.500%	3/1/2042	450	316
	Citigroup Inc.	4.503%	9/11/2031	430	433
[1]	Citigroup Inc.	5.333%	3/27/2036	463	478
	Citigroup Inc.	5.174%	9/11/2036	400	408
	Citizens Financial Group Inc.	5.841%	1/23/2030	265	276
	Citizens Financial Group Inc.	6.645%	4/25/2035	1,475	1,624
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	270	255
[5]	CNO Global Funding	4.875%	12/10/2027	210	213
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	350	357
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	190	190
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	225	239
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	678	725
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	675	688
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	450	445
	CRH SMW Finance DAC	5.125%	1/9/2030	780	804
	Crown Castle Inc.	5.100%	5/1/2033	362	367
	Crown Castle Inc.	5.800%	3/1/2034	384	404
	Crown Castle Inc.	5.200%	9/1/2034	522	530
	Dominion Energy Inc.	4.600%	5/15/2028	400	405
[1]	Dominion Energy Inc.	3.375%	4/1/2030	92	89
[1]	Dominion Energy Inc.	4.900%	8/1/2041	247	230
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	254
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	280	254
	DTE Energy Co.	5.200%	4/1/2030	495	512
	Duke Energy Carolinas LLC	6.050%	4/15/2038	517	565
	Duke Energy Corp.	4.950%	9/15/2035	230	230
	Duke Energy Corp.	3.300%	6/15/2041	418	326
	Duke Energy Corp.	5.000%	8/15/2052	906	817
	Duke Energy Corp.	5.700%	9/15/2055	215	214
	Duke Energy Progress LLC	4.200%	8/15/2045	350	298
	Energy Transfer LP	5.200%	4/1/2030	90	93
	Energy Transfer LP	5.150%	3/15/2045	581	520
	Energy Transfer LP	6.125%	12/15/2045	567	567
	Enterprise Products Operating LLC	5.200%	1/15/2036	335	344
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,096	1,017
[5]	Equitable America Global Funding	3.950%	9/15/2027	270	270
	Eversource Energy	5.950%	7/15/2034	557	592
	Extra Space Storage LP	5.700%	4/1/2028	892	922
	Extra Space Storage LP	4.950%	1/15/2033	925	936
	Extra Space Storage LP	5.400%	6/15/2035	1,349	1,389
[1]	FirstEnergy Corp.	4.850%	7/15/2047	370	328
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	40	41
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	124	122
[5]	Fortitude Global Funding	4.625%	10/6/2028	840	841
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	200	210
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	301	322
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	380	401
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	776	836
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	235	254
[5]	GA Global Funding Trust	5.500%	1/8/2029	1,248	1,287
	Georgia Power Co.	4.850%	3/15/2031	415	427
	Georgia Power Co.	4.950%	5/17/2033	515	527
	Georgia Power Co.	4.300%	3/15/2042	846	752
[1]	Georgia Power Co.	3.700%	1/30/2050	35	27
	Georgia Power Co.	5.125%	5/15/2052	700	664
	GLP Capital LP	5.300%	1/15/2029	1,173	1,195
	GLP Capital LP	3.250%	1/15/2032	658	595
	GLP Capital LP	5.250%	2/15/2033	355	357
	GLP Capital LP	6.750%	12/1/2033	1,029	1,115
[5]	Gray Oak Pipeline LLC	3.450%	10/15/2027	702	693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	4.750%	1/15/2033	1,065	1,063
	Home Depot Inc.	3.300%	4/15/2040	620	513
[5]	Hyundai Capital America	4.250%	9/18/2028	4,275	4,271
	Intel Corp.	4.600%	3/25/2040	1,440	1,306
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	220	199
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	2,677	2,804
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	135	150
[5]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	345	350
[5]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	305	311
[5]	JBS USA LUX Sarl	5.950%	4/20/2035	120	127
[1,7]	John Deere Bank SA	3.300%	10/15/2029	820	969
[7]	Johnson & Johnson	3.350%	2/26/2037	505	579
	JPMorgan Chase & Co.	6.087%	10/23/2029	919	970
	JPMorgan Chase & Co.	5.140%	1/24/2031	213	221
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,522	1,563
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,118	2,347
	JPMorgan Chase & Co.	5.572%	4/22/2036	717	762
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	500	411
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	710	534
	Kenvue Inc.	4.900%	3/22/2033	641	657
	Kenvue Inc.	5.050%	3/22/2053	617	573
	Kilroy Realty LP	5.875%	10/15/2035	430	436
	Kite Realty Group LP	5.200%	8/15/2032	130	133
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	462	465
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	275	278
	LXP Industrial Trust	6.750%	11/15/2028	385	409
[5]	Mars Inc.	5.000%	3/1/2032	581	600
[5]	Mars Inc.	5.200%	3/1/2035	788	815
[5]	Mars Inc.	5.650%	5/1/2045	1,185	1,212
[5]	Mars Inc.	5.700%	5/1/2055	584	596
	Merck & Co. Inc.	5.000%	5/17/2053	656	620
	Meta Platforms Inc.	4.600%	11/15/2032	230	234
	Meta Platforms Inc.	5.500%	11/15/2045	565	565
[1]	Morgan Stanley	3.772%	1/24/2029	175	174
[1]	Morgan Stanley	2.511%	10/20/2032	1,571	1,415
	Morgan Stanley	5.587%	1/18/2036	40	42
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,971	1,975
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	365	371
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	435	446
	NiSource Inc.	5.250%	3/30/2028	255	262
	NiSource Inc.	5.350%	7/15/2035	774	795
	NiSource Inc.	5.850%	4/1/2055	859	872
[5]	NLG Global Funding	4.350%	9/15/2030	655	649
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	280	221
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	12	8
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	214	224
	Oglethorpe Power Corp.	4.550%	6/1/2044	20	17
	Oglethorpe Power Corp.	4.250%	4/1/2046	81	65
[5]	Ohio Edison Co.	4.950%	12/15/2029	105	108
[5]	ONEOK Inc.	5.625%	1/15/2028	916	936
	ONEOK Inc.	4.750%	10/15/2031	425	427
	ONEOK Inc.	4.950%	10/15/2032	740	746
	ONEOK Inc.	6.625%	9/1/2053	100	106
	ONEOK Inc.	6.250%	10/15/2055	155	157
	Pacific Gas & Electric Co.	4.750%	2/15/2044	375	321
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,056	910
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,010	2,074
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	220	227
[7]	Pfizer Netherlands International Finance BV	4.250%	5/19/2045	750	877
	Philip Morris International Inc.	4.250%	10/29/2032	1,156	1,140
[5]	Pricoa Global Funding I	4.700%	5/28/2030	150	153
	Progressive Corp.	3.950%	3/26/2050	648	521
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/2043	610	689
[5]	Protective Life Global Funding	4.803%	6/5/2030	335	342
[5]	Protective Life Global Funding	5.432%	1/14/2032	1,379	1,444
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	428	445
[1]	Prudential Financial Inc.	3.700%	3/13/2051	830	628
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,395	1,437
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	895	835
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	570	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	550	573
	QUALCOMM Inc.	4.500%	5/20/2052	160	138
	Realty Income Corp.	3.250%	6/15/2029	467	454
[7]	Realty Income Corp.	4.875%	7/6/2030	1,815	2,252
	Realty Income Corp.	5.125%	4/15/2035	526	538
[5]	RGA Global Funding	5.448%	5/24/2029	580	602
[5]	RGA Global Funding	5.250%	1/9/2030	710	735
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,380	1,402
[5]	SBA Tower Trust	1.884%	1/15/2026	110	110
[5]	SBA Tower Trust	1.631%	11/15/2026	615	599
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	143	128
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	105	82
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	60	42
[1]	Shell Finance US Inc.	4.000%	5/10/2046	275	227
	Shell International Finance BV	3.000%	11/26/2051	340	226
	Southern California Edison Co.	4.650%	10/1/2043	638	551
	Southern California Edison Co.	4.000%	4/1/2047	730	561
	Southern California Edison Co.	6.200%	9/15/2055	39	40
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	90	91
[1]	SSM Health Care Corp.	3.823%	6/1/2027	380	379
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	696	697
	Toledo Hospital	5.750%	11/15/2038	70	71
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	426	439
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	26	26
	UnitedHealth Group Inc.	5.625%	7/15/2054	305	305
	Verizon Communications Inc.	4.750%	1/15/2033	460	463
	Verizon Communications Inc.	2.875%	11/20/2050	180	114
[5]	VICI Properties LP	4.625%	12/1/2029	1,009	1,004
	VICI Properties LP	5.125%	5/15/2032	690	696
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	1,070	1,073
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	480	478
[1,8]	Walt Disney Co.	3.057%	3/30/2027	1,225	879
[1,8]	Wells Fargo & Co.	2.975%	5/19/2026	600	430
[1]	Wells Fargo & Co.	4.808%	7/25/2028	831	840
[1]	Wells Fargo & Co.	2.879%	10/30/2030	472	450
[1]	Wells Fargo & Co.	5.557%	7/25/2034	417	441
	Wells Fargo & Co.	5.211%	12/3/2035	217	224
[1]	Wells Fargo & Co.	4.611%	4/25/2053	1,097	967
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	65	67
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	841	865
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	565	587
					143,886
Total Corporate Bonds (Cost $239,897)					244,037
Sovereign Bonds (9.1%)
Australia (1.1%)
[1,12]	Commonwealth of Australia	2.750%	11/21/2027	160	103
[1,12]	Commonwealth of Australia	2.250%	5/21/2028	1,183	746
[1,12]	Commonwealth of Australia	3.250%	4/21/2029	3,779	2,422
[1,12]	Commonwealth of Australia	1.000%	11/21/2031	181	99
[1,12]	Commonwealth of Australia	3.750%	5/21/2034	1,018	634
[1,12]	Commonwealth of Australia	3.500%	12/21/2034	1,306	793
[1,12]	Commonwealth of Australia	4.250%	12/21/2035	3,826	2,449
					7,246
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/2030	200	181
Bulgaria (0.1%)
[1,7]	Republic of Bulgaria	4.875%	5/13/2036	260	334
Canada (1.1%)
[8]	Canadian Government Bond	2.750%	9/1/2027	1,100	792
[8]	Canadian Government Bond	3.000%	6/1/2034	2,275	1,619
[8]	Canadian Government Bond	3.500%	12/1/2045	110	79
[8]	Canadian Government Bond	2.750%	12/1/2055	539	326
[8]	City of Montreal	3.500%	12/1/2038	910	607
[8]	City of Toronto	3.200%	8/1/2048	1,000	582
[1,12]	Province of British Columbia	5.250%	5/23/2034	2,850	1,883
[1,10]	Province of Ontario	0.250%	6/28/2029	1,075	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Regional Municipality of York	2.150%	6/22/2031	500	344
					7,560
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	800	791
France (0.5%)
[1,7]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	1,300	1,506
[1,5,7]	French Republic	2.500%	5/25/2030	985	1,138
[1,5,7]	French Republic	3.200%	5/25/2035	520	597
[1,5,7]	French Republic	3.250%	5/25/2055	300	288
					3,529
Germany (3.4%)
[7]	Federal Republic of Germany	0.500%	2/15/2026	3,355	3,882
[1,7]	Federal Republic of Germany	0.000%	10/9/2026	1,250	1,427
[1,7]	Federal Republic of Germany	1.300%	10/15/2027	3,685	4,223
[7]	Federal Republic of Germany	0.000%	11/15/2028	3,120	3,409
[7]	Federal Republic of Germany	2.400%	11/15/2030	1,440	1,678
[7]	Federal Republic of Germany	2.200%	2/15/2034	5,490	6,196
[7]	Federal Republic of Germany	2.600%	5/15/2041	1,435	1,568
[7]	Federal Republic of Germany	2.500%	8/15/2054	690	682
					23,065
Israel (0.2%)
	State of Israel	5.375%	3/12/2029	935	963
	State of Israel	5.500%	3/12/2034	200	208
					1,171
Japan (0.7%)
[1,11]	Japan	0.600%	6/20/2029	194,900	1,223
[1,11]	Japan	1.100%	6/20/2034	453,750	2,769
[1,11]	Japan	1.100%	6/20/2043	111,250	560
[1,11]	Japan	1.300%	12/20/2043	31,050	160
[1,11]	Japan	0.700%	6/20/2051	80,700	289
[1,11]	Japan	0.700%	9/20/2051	4,850	17
[1,11]	Japan	1.200%	6/20/2053	15,900	63
					5,081
Mexico (0.1%)
	United Mexican States	6.400%	5/7/2054	980	956
Saudi Arabia (0.5%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	1,175	1,232
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/2035	829	885
[1,5]	Kingdom of Saudi Arabia	5.750%	1/16/2054	643	657
[1,5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	880	939
					3,713
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/2029	420	455
Supranational (0.7%)
[1,7]	European Union	0.000%	7/4/2035	865	753
[1,7]	European Union	0.200%	6/4/2036	740	638
[1,7]	European Union	4.000%	4/4/2044	590	712
[1,7]	European Union	2.625%	2/4/2048	2,605	2,499
					4,602
United Kingdom (0.5%)
[9]	United Kingdom	0.375%	10/22/2030	1,800	2,021
[9]	United Kingdom	0.625%	7/31/2035	820	761
[9]	United Kingdom	0.625%	10/22/2050	1,580	776
[9]	United Kingdom	4.250%	12/7/2055	115	131
					3,689
Total Sovereign Bonds (Cost $63,474)					62,373
Taxable Municipal Bonds (0.8%)
United States (0.8%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	80	68
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	33	37
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	60	50
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	30	25
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	511	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	60	54
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	210	149
	Illinois GO	5.100%	6/1/2033	3,050	3,130
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	195	222
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	155	172
[13]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	525	558
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	160	106
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	431	444
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	135	139
Total Taxable Municipal Bonds (Cost $5,928)					5,716
				Shares
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[14]	Vanguard Market Liquidity Fund (Cost $33,237)	4.024%		332,392	33,239
Total Investments (100.1%) (Cost $612,539)					683,312
Other Assets and Liabilities—Net (-0.1%)					(395)
Net Assets (100%)					682,917
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
4	Securities with a value of $105 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $76,846, representing 11.3% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(65)	(7,135)	(2)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/7/2026	AUD	130	USD	84	1	—
Bank of America, N.A.	1/7/2026	AUD	70	USD	46	—	—
Goldman Sachs International	1/7/2026	EUR	144	USD	166	1	—
JPMorgan Chase Bank, N.A.	1/7/2026	EUR	82	USD	95	—	—
Bank of America, N.A.	1/7/2026	EUR	52	USD	60	—	—
Goldman Sachs International	1/7/2026	GBP	290	USD	380	4	—
Bank of America, N.A.	1/7/2026	USD	11,854	AUD	18,382	—	(192)
JPMorgan Chase Bank, N.A.	1/7/2026	USD	8,021	CAD	11,273	—	(61)
Goldman Sachs International	1/7/2026	USD	350	CAD	490	—	—
JPMorgan Chase Bank, N.A.	1/7/2026	USD	2,375	CHF	1,907	—	(11)
Goldman Sachs International	1/7/2026	USD	102,803	EUR	89,021	—	(702)
Bank of America, N.A.	1/7/2026	USD	81	EUR	70	—	—
JPMorgan Chase Bank, N.A.	1/7/2026	USD	10,805	GBP	8,283	—	(159)
Goldman Sachs International	1/7/2026	AUD	1,970	GBP	971	6	—
Goldman Sachs International	1/7/2026	USD	634	GBP	480	—	(2)
JPMorgan Chase Bank, N.A.	1/7/2026	EUR	276	GBP	244	—	(2)
Goldman Sachs International	1/7/2026	USD	5,226	JPY	815,457	—	(16)
Goldman Sachs International	1/7/2026	AUD	2,083	JPY	209,400	19	—
JPMorgan Chase Bank, N.A.	1/7/2026	GBP	318	JPY	65,000	4	—
						35	(1,145)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $856 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	123,643	5,808	—	129,451
Common Stocks—Other	4,612	122,540	—	127,152
U.S. Government and Agency Obligations	—	71,444	—	71,444
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,900	—	9,900
Corporate Bonds	—	244,037	—	244,037
Sovereign Bonds	—	62,373	—	62,373
Taxable Municipal Bonds	—	5,716	—	5,716
Temporary Cash Investments	33,239	—	—	33,239
Total	161,494	521,818	—	683,312

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	35	—	35
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
Forward Currency Contracts	—	(1,145)	—	(1,145)
Total	(2)	(1,145)	—	(1,147)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.